UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08343
                                                     ---------

                           Phoenix Investment Trust 97
      ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,                   John H. Beers, Esq.
 Counsel and Secretary for Registrant               Vice President and Counsel
   Phoenix Life Insurance Company              Phoenix Life Insurance Company
          One American Row                              One American Row
        Hartford, CT 06103-2899                      Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: November 30, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Phoenix Quality Small-Cap Fund


                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
DOMESTIC COMMON STOCKS--92.5%


APPAREL, ACCESSORIES & LUXURY GOODS--2.0%
Cherokee, Inc.                                      21,000         $    662

ASSET MANAGEMENT & CUSTODY BANKS--7.2%
Ares Capital Corp.                                  80,400            1,211
MCG Capital Corp.                                  110,400            1,247
                                                                   --------
                                                                      2,458
                                                                   --------
DATA PROCESSING & OUTSOURCED SERVICES--4.4%
Syntel, Inc.                                        41,700            1,502

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.6%
McGrath RentCorp                                    58,500            1,555

ENVIRONMENTAL & FACILITIES SERVICES--4.1%
ABM Industries, Inc.                                67,600            1,379

HEALTH CARE DISTRIBUTORS--3.7%
Owens & Minor, Inc.                                 31,900            1,253

HEALTH CARE EQUIPMENT--1.2%
Young Innovations, Inc.                             17,400              405

HEALTH CARE SERVICES--2.7%
Landauer, Inc.                                      18,200              914

HOME FURNISHINGS--4.6%
Tempur-Pedic International, Inc.                    52,900            1,571

HOUSEHOLD PRODUCTS--3.8%
WD-40 Co.                                           32,400            1,285

INDUSTRIAL MACHINERY--9.5%
CLARCOR, Inc.                                       45,700            1,627
Lincoln Electric Holdings, Inc.                     23,100            1,612
                                                                   --------
                                                                      3,239
                                                                   --------
INSURANCE BROKERS--4.4%
National Financial Partners Corp.                   33,200            1,507

INTERNET SOFTWARE & SERVICES--1.8%
Computer Services, Inc.                             18,000              603

OFFICE SERVICES & SUPPLIES--2.0%
American Reprographics Co.(b)                       43,700              676

OIL & GAS REFINING & MARKETING--3.9%
World Fuel Services Corp.                           41,400            1,310



                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
OIL & GAS STORAGE & TRANSPORTATION--3.7%
Crosstex Energy, Inc.                               34,700         $  1,246

PERSONAL PRODUCTS--3.3%
Chattem, Inc.(b)                                    16,000            1,135

REGIONAL BANKS--3.8%
Cathay General Bancorp                              44,500            1,290

SPECIALIZED CONSUMER SERVICES--8.7%
Jackson Hewitt Tax Service, Inc.                    41,500            1,338
Matthews International Corp. Class A                36,500            1,611
                                                                   --------
                                                                      2,949
                                                                   --------
SPECIALIZED FINANCE--1.6%
Financial Federal Corp.                             24,900              550

SPECIALIZED REITS--3.3%
Entertainment Properties Trust                      21,100            1,124

SPECIALTY CHEMICALS--2.0%
Balchem Corp.                                       31,600              676

THRIFTS & MORTGAGE FINANCE--1.8%
Corus Bankshares, Inc.                              65,900              625

TRUCKING--4.4%
Landstar System, Inc.                               37,400            1,488

Phoenix Quality Small-Cap Fund



---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $33,106)                                            31,402
---------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.2%

iShares Russell 2000 Value Index Fund                5,650              406
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $465)                                                  406
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.7%
(IDENTIFIED COST $33,571)                                            31,808


                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ---------      -----------
SHORT-TERM INVESTMENTS--4.7%


REPURCHASE AGREEMENTS--4.7%
State Bank and Trust Co. repurchase
  agreement 1.80% dated 11/30/07,
  due 12/3/07 repurchase price
  $1,588,collateralized by U.S.
  Treasury Note 5.63%, 5/15/08
  market value $1,605.                             $ 1,588            1,588
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,588)                                              1,588
---------------------------------------------------------------------------
TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $35,159)                                            33,396(a)

Other assets and liabilities, net--1.6%                                 535
                                                                   --------
NET ASSETS--100.0%                                                 $ 33,931
                                                                   ========

(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,106 and gross depreciation of $2,869 for federal income tax purposes. At November 30, 2007, the aggregate cost of securities for federal income tax purposes was $35,159
(b)  Non-income producing.

Phoenix Small-Cap Sustainable Growth Fund


                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------

DOMESTIC COMMON STOCKS--98.0%


AEROSPACE & DEFENSE--2.2%
HEICO Corp. Class A                                  9,150         $    366

APPLICATION SOFTWARE--4.8%
FactSet Research Systems, Inc.                      12,700              796

CASINOS & GAMING--2.5%
Shuffle Master, Inc.(b)                             31,400              420

CONSUMER FINANCE--5.3%
World Acceptance Corp.(b)                           27,900              881

EDUCATION SERVICES--9.6%
Bright Horizons Family Solutions, Inc.(b)           21,100              797
Strayer Education, Inc.                              4,400              796
                                                                   --------
                                                                      1,593
                                                                   --------
ELECTRONIC EQUIPMENT MANUFACTURERS--9.8%
Daktronics, Inc.                                    29,700              693
Measurement Specialties, Inc.(b)                    37,700              928
                                                                   --------
                                                                      1,621
                                                                   --------
HEALTH CARE EQUIPMENT--10.8%
ABAXIS, Inc.(b)                                     41,700            1,383
Thermage, Inc.(b)                                   63,000              399
                                                                   --------
                                                                      1,782
                                                                   --------
HOMEFURNISHING RETAIL--4.8%
Aaron Rents, Inc.                                   39,150              787

IT CONSULTING & OTHER SERVICES--4.5%
SI International, Inc.(b)                           28,750              746

LIFE SCIENCES TOOLS & SERVICES--2.8%
Techne Corp.(b)                                      7,200              469

OIL & GAS EQUIPMENT & SERVICES--8.6%
CARBO Ceramics, Inc.                                18,900              750
Tesco Corp.(b)                                      30,500              668
                                                                   --------
                                                                      1,418
                                                                   --------
PHARMACEUTICALS--5.3%
KV Pharmaceutical Co. Class A(b)                    30,900              871


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------

RESTAURANTS--3.0%
Cheesecake Factory, Inc. (The)(b)                   21,700         $    505

SEMICONDUCTOR EQUIPMENT--4.7%
Cabot Microelectronics Corp.(b)                     21,000              786

SEMICONDUCTORS--5.2%
Power Integrations, Inc.(b)                         28,700              863

SYSTEMS SOFTWARE--3.6%
Quality Systems, Inc.                               20,000              592

TECHNOLOGY DISTRIBUTORS--5.6%
ScanSource, Inc.(b)                                 26,050              919

TRADING COMPANIES & DISTRIBUTORS--4.9%
NuCo2, Inc.                                         29,300              808
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $15,644)                                            16,223
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $15,644)                                            16,223


                                                  PAR VALUE        VALUE
                                                    (000)          (000)
                                                  ---------      -----------

SHORT-TERM INVESTMENTS--1.8%


REPURCHASE AGREEMENTS--1.8%
State Street Bank and Trust Co. repurchase
  agreement 1.00% dated 11/30/07, due
  12/3/07 repurchase price $290, collateralized
  by U.S. Treasury Note 3.75%, 5/15/08
  market value $296.                                  $290              290
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $290)                                                  290
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $15,934)                                            16,513(a)

Other assets and liabilities, net--0.2%                                  25
                                                                   --------
NET ASSETS--100.0%                                                 $ 16,538
                                                                   ========

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,710 and gross depreciation of $1,131 for federal income tax purposes. At November 30, 2007, the aggregate cost of securities for federal income tax purposes was $15,934.
(b)  Non-income producing.

Phoenix Small-Cap Value Fund


                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2007
                                   (UNAUDITED)



                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
DOMESTIC COMMON STOCKS--98.0%


AEROSPACE & DEFENSE--8.6%
Ceradyne, Inc.(b)(e)                                10,000         $    495
Cubic Corp.(e)                                      56,000            2,211
Ducommun, Inc.(b)                                   62,000            2,279
DynCorp International, Inc. Class A(b)(e)           89,000            1,860
Esterline Technologies Corp.(b)(e)                  37,000            1,932
Teledyne Technologies, Inc.(b)                      39,600            2,147
Triumph Group, Inc.(e)                              27,000            2,194
                                                                   --------
                                                                     13,118
                                                                   --------
AIR FREIGHT & LOGISTICS--0.8%
Atlas Air Worldwide Holdings, Inc.(b)(e)            24,000            1,264

AIRLINES--1.6%
AirTran Holdings, Inc.(b)(e)                       194,000            1,647
Republic Airways Holdings, Inc.(b)(e)               39,000              783
                                                                   --------
                                                                      2,430
                                                                   --------
ALUMINUM--1.4%
Century Aluminum Co.(b)(e)                          37,800            2,167

APPLICATION SOFTWARE--0.2%
NetScout Systems, Inc.(b)                           22,200              270

COAL & CONSUMABLE FUELS--1.8%
Massey Energy Co.(e)                                64,000            2,173
USEC, Inc.(b)(e)                                    73,000              599
                                                                   --------
                                                                      2,772
                                                                   --------
COMMERCIAL PRINTING--0.8%
Consolidated Graphics, Inc.(b)(e)                   22,500            1,164

COMMODITY CHEMICALS--1.4%
Koppers Holdings, Inc.(e)                           56,000            2,153

COMMUNICATIONS EQUIPMENT--5.1%
ADC Telecommunications, Inc.(b)(e)                 100,000            1,656
Comtech Telecommunications Corp.(b)(e)              38,000            1,887
Dycom Industries, Inc.(b)(e)                        78,000            2,195
Harris Corp.                                        32,000            2,009
                                                                   --------
                                                                      7,747
                                                                   --------
COMPUTER STORAGE & PERIPHERALS--0.4%
Brocade Communications Systems, Inc.(b)(e)          83,000              605


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
CONSTRUCTION & ENGINEERING--1.2%
EMCOR Group, Inc.(b)(e)                             68,000         $  1,811

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.0%
Cascade Corp.(e)                                     5,000              302
NACCO Industries, Inc. Class A(e)                    7,400              750
Titan International, Inc.(e)                        72,000            1,977
                                                                   --------
                                                                      3,029
                                                                   --------
CONSTRUCTION MATERIALS--0.4%
Headwaters, Inc.(b)(e)                              49,000              588

DIVERSIFIED CHEMICALS--1.4%
Olin Corp.(e)                                      100,000            2,094

DIVERSIFIED METALS & MINING--1.5%
AMCOL International Corp.(e)                        59,000            2,241

DIVERSIFIED REITS--0.1%
Investors Real Estate Trust(e)                       9,000               91

DRUG RETAIL--1.4%
Longs Drug Stores Corp.(e)                          41,000            2,170

ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Smith (A.O.) Corp.(e)                               42,000            1,486

ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
Measurement Specialties, Inc.(b)(e)                 48,000            1,181
Technitrol, Inc.(e)                                 72,000            1,928
                                                                   --------
                                                                      3,109
                                                                   --------
ELECTRONIC MANUFACTURING SERVICES--2.7%
Plexus Corp.(b)(e)                                  75,000            2,232
TTM Technologies, Inc.(b)(e)                       156,000            1,886
                                                                   --------
                                                                      4,118
                                                                   --------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.4%
CF Industries Holdings, Inc.(e)                     24,000            2,183

FOOD DISTRIBUTORS--0.4%
Spartan Stores, Inc.(e)                             25,400              571

FOOD RETAIL--0.5%
Casey's General Stores, Inc.(e)                     26,000              754

GAS UTILITIES--0.7%
WGL Holdings, Inc.(e)                               33,100            1,094

Phoenix Small-Cap Value Fund




                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
HEALTH CARE EQUIPMENT--0.1%
CONMED Corp.(b)                                      6,800         $    169

HEALTH CARE FACILITIES--1.9%
AmSurg Corp.(b)(e)                                  42,000            1,086
Emeritus Corp.(b)(e)                                71,000            1,789
                                                                   --------
                                                                      2,875
                                                                   --------
HEALTH CARE SERVICES--1.5%
Amedisys, Inc.(b)(e)                                16,600              708
Apria Healthcare Group, Inc.(b)(e)                  19,500              422
Res-Care, Inc.(b)(e)                                51,000            1,162
                                                                   --------
                                                                      2,292
                                                                   --------
HOMEFURNISHING RETAIL--0.3%
Rent-A-Center, Inc.(b)(e)                           32,600              462

HOTELS, RESORTS & CRUISE LINES--0.3%
Interstate Hotels & Resorts, Inc.(b)(e)             88,900              415

HOUSEHOLD PRODUCTS--0.3%
WD-40 Co.(e)                                         9,700              385

HOUSEWARES & SPECIALTIES--1.9%
CSS Industries, Inc.(e)                             18,000              712
Tupperware Brands Corp.(e)                          63,000            2,198
                                                                   --------
                                                                      2,910
                                                                   --------
INDUSTRIAL MACHINERY--6.7%
Actuant Corp. Class A(e)                            68,000            2,154
Barnes Group, Inc.(e)                               57,000            1,765
CIRCOR International, Inc.(e)                       14,000              607
Columbus McKinnon Corp.(b)(e)                       69,000            2,147
EnPro Industries, Inc.(b)(e)                        48,000            1,469
Gardner Denver, Inc.(b)                              5,500              182
Kadant, Inc.(b)                                     46,000            1,355
Lydall, Inc.(b)                                     50,100              486
                                                                   --------
                                                                     10,165
                                                                   --------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Consolidated Communications Holdings, Inc.(e)        3,000               48

INTERNET RETAIL--0.6%
FTD Group, Inc.(e)                                  70,273              942

INTERNET SOFTWARE & SERVICES--0.9%
United Online, Inc.(e)                              95,000            1,429

IT CONSULTING & OTHER SERVICES--0.9%
CIBER, Inc.(b)(e)                                   39,000              266


                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
IT CONSULTING & OTHER SERVICES--(CONTINUED)
SYKES Enterprises, Inc.(b)(e)                       60,600         $  1,119
                                                                   --------
                                                                      1,385
                                                                   --------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Bio-Rad Laboratories, Inc. Class A(b)                4,800              484

MANAGED HEALTH CARE--1.3%
AMERIGROUP Corp.(b)(e)                              57,000            1,959

METAL & GLASS CONTAINERS--0.3%
Silgan Holdings, Inc.(e)                             8,600              461

OFFICE SERVICES & SUPPLIES--0.1%
Mine Safety Appliances Co.(e)                        4,000              196

OIL & GAS DRILLING--1.6%
Parker Drilling Co.(b)(e)                          265,000            1,895
Union Drilling, Inc.(b)(e)                          47,000              597
                                                                   --------
                                                                      2,492
                                                                   --------
OIL & GAS EQUIPMENT & SERVICES--7.1%
Allis-Chalmers Energy, Inc.(b)(e)                   24,100              365
Basic Energy Service, Inc.(b)(e)                    33,000              644
Complete Production Services(b)(e)                  93,000            1,648
Dawson Geophysical Co.(b)(e)                        19,000            1,273
Gulf Island Fabrication, Inc.(e)                    30,000              954
Gulfmark Offshore, Inc.(b)(e)                       43,000            1,911
Hornbeck Offshore Services, Inc.(b)(e)              52,000            2,141
Oil States International, Inc.(b)(e)                29,000              920
T-3 Energy Services, Inc.(b)                        19,400              978
                                                                   --------
                                                                     10,834
                                                                   --------
OIL & GAS EXPLORATION & PRODUCTION--6.7%
Bois d'Arc Energy, Inc.(b)(e)                      106,000            2,078
Chesapeake Energy Corp.(e)                          45,000            1,703
Encore Acquisition Co.(b)(e)                        40,000            1,302
Mariner Energy, Inc.(b)(e)                          49,000            1,062
Stone Energy Corp.(b)(e)                            46,000            2,079
Swift Energy Co.(b)(e)                              48,000            1,945
                                                                   --------
                                                                     10,169
                                                                   --------
OIL & GAS REFINING & MARKETING--0.8%
Tesoro Corp.(e)                                     24,000            1,180

PACKAGED FOODS & MEATS--1.1%
Flowers Foods, Inc.(e)                              73,000            1,696

PAPER PRODUCTS--1.4%
Buckeye Technologies, Inc.(b)(e)                   147,000            2,099

Phoenix Small-Cap Value Fund




                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
PERSONAL PRODUCTS--1.3%
Elizabeth Arden, Inc.(b)(e)                         80,000         $  1,922

PHARMACEUTICALS--1.9%
Salix Pharmaceuticals Ltd.(b)(e)                   101,800            1,156
Sciele Pharma, Inc.(b)(e)                           81,000            1,808
                                                                   --------
                                                                      2,964
                                                                   --------
PROPERTY & CASUALTY INSURANCE--3.3%
Harleysville Group, Inc.(e)                         26,500              927
Meadowbrook Insurance Group, Inc.(b)(e)             88,000              809
Navigators Group, Inc. (The)(b)                     35,000            2,054
Nymagic, Inc.(e)                                     9,100              203
ProCentury Corp.                                    14,400              203
RLI Corp.(e)                                         3,400              203
SeaBright Insurance Holdings, Inc.(b)               44,000              682
                                                                   --------
                                                                      5,081
                                                                   --------
REGIONAL BANKS--2.4%
SVB Financial Group(b)(e)                           41,000            2,111
Texas Capital Bancshares, Inc.(b)(e)                65,000            1,370
Vineyard National Bancorp(e)                         9,000               97
                                                                   --------
                                                                      3,578
                                                                   --------
SEMICONDUCTOR EQUIPMENT--3.6%
Cymer, Inc.(b)(e)                                   55,000            2,259
MKS Instruments, Inc.(b)(e)                         92,700            1,684
Varian Semiconductor Equipment
  Associates, Inc.(b)                               38,100            1,582
                                                                   --------
                                                                      5,525
                                                                   --------
SEMICONDUCTORS--2.7%
RF Micro Devices, Inc.(b)(e)                       318,200            1,839
Skyworks Solutions, Inc.(b)(e)                     212,000            1,925
Techwell, Inc.(b)(e)                                30,000              366
                                                                   --------
                                                                      4,130
                                                                   --------
SPECIALIZED FINANCE--0.3%
Asta Funding, Inc.(e)                               12,100              437

SPECIALTY CHEMICALS--1.2%
H.B. Fuller Co.(e)                                  65,000            1,644
Quaker Chemical Corp.                                6,700              146
                                                                   --------
                                                                      1,790
                                                                   --------
SPECIALTY STORES--0.2%
Books-A-Million, Inc.(e)                            19,000              230

STEEL--2.8%
Metal Management, Inc.                              41,000            1,887



                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
STEEL--(CONTINUED)
NN, Inc.(e)                                         33,000         $    292
Quanex Corp.(e)                                     43,000            2,152
                                                                   --------
                                                                      4,331
                                                                   --------
SYSTEMS SOFTWARE--1.1%
Sybase, Inc.(b)(e)                                  62,400            1,600

TECHNOLOGY DISTRIBUTORS--0.2%
Insight Enterprises, Inc.(b)(e)                      8,000              159
PC Connection, Inc.(b)(e)                           16,600              212
                                                                   --------
                                                                        371
                                                                   --------
TOBACCO--0.2%
Universal Corp.(e)                                   4,500              242

WIRELESS TELECOMMUNICATION SERVICES--1.9%
Syniverse Holdings, Inc.(b)(e)                     127,000            1,984
USA Mobility, Inc.(b)(e)                            64,000              844
                                                                   --------
                                                                      2,828
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $141,213)                                          149,105
---------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--1.3%


PROPERTY & CASUALTY INSURANCE--0.3%
United America Indemnity Ltd. Class A
  (United States)(b)                                28,500              564

REINSURANCE--1.0%
Arch Capital Group Ltd. (United States)(b)          21,200            1,479
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,449)                                              2,043
---------------------------------------------------------------------------


EXCHANGE TRADED FUNDS--0.6%

iShares Dow Jones US Regional Banks Index Fund      21,000              875
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $997)                                                  875
---------------------------------------------------------------------------

DOMESTIC WARRANTS--0.0%


OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc. Strike Price
  $2.15, Exp. 1/31/08(d)                             2,429                0

Phoenix Small-Cap Value Fund




---------------------------------------------------------------------------
TOTAL DOMESTIC WARRANTS
(IDENTIFIED COST $0)                                                      0
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $143,659)                                          152,023


SHORT-TERM INVESTMENTS--25.2%

                                                                    VALUE
                                                   SHARES           (000)
                                                  ---------      -----------
MONEY MARKET MUTUAL FUNDS--24.6%
State Street Navigator Prime Plus
 (4.88% seven-day effective yield)(f)           37,381,734         $ 37,382


                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                  ---------      -----------
COMMERCIAL PAPER(g)--0.6%
Target Corp.
  4.500% due 12/3/07                               $   910              910
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $38,292)                                            38,292
---------------------------------------------------------------------------

TOTAL INVESTMENTS--125.1%
(IDENTIFIED COST $181,951)                                          190,315(a)

Other assets and liabilities, net--(25.1)%                          (38,134)
                                                                   --------
NET ASSETS--100.0%                                                 $152,181
                                                                   ========

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,474 and gross depreciation of $9,304 for federal income tax purposes. At November 30, 2007, the aggregate cost of securities for federal income tax purposes was $184,145.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At November 30, 2007, this security amounted to a value of $0 or 0% of net assets.
(e)  All or a portion of security is on loan.
(f) Represents security purchased with cash collateral received for securities on loan.
(g)  The rate shown is the discount rate.

PHOENIX INVESTMENT TRUST 97
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies consistently followed by the Investment Trust 97 in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


B. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Investment Trust 97

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date      January 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                          (principal executive officer)

Date      January 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                            W. Patrick Bradley, Chief Financial Officer
                            and Treasurer
                            (principal financial officer)

Date      January 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.